UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total VNET Group, Inc. shareholders' equity CNY (¥)	Total VNET Group, Inc. shareholders' equity USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	CNY (¥)	USD ($)
Beginning Balance (in shares) at Dec. 31, 2022 | shares	890,714,046	890,714,046
Beginning balance at Dec. 31, 2022	¥ 60		¥ (349,523)		¥ 15,239,926		¥ 11,022		¥ 77,996		¥ (8,369,868)		¥ 6,609,613		¥ 372,243		¥ 6,981,856
Consolidated net loss											(201,048)		(201,048)		27,167		(173,881)
Contribution by noncontrolling interest															116,996		116,996
Acquistion of noncontrolling interest					(27,200)								(27,200)		(30,472)		(57,672)
Share-based compensation					12,396								12,396				12,396
Reissuance of treasury stock for share option exercise and restricted share units vested shares | shares	912,966	912,966
Reissuance of treasury stock for share option exercise and restricted share units vested			6,335		(6,335)
Restricted share units vested (shares) | shares	2,397,543	2,397,543
Settlement of restricted share units by reissuance of treasury stock (in shares) | shares	(2,397,543)	(2,397,543)
Foreign exchange difference							(1,487)						(1,487)				(1,487)
Ending Balance (in shares) at Sep. 30, 2023 | shares	891,627,012	891,627,012
Ending balance at Sep. 30, 2023	¥ 60		(343,188)		15,218,787		9,535		77,996		(8,570,916)		6,392,274		485,934		6,878,208
Beginning Balance (in shares) at Dec. 31, 2023 | shares	1,544,391,006	1,544,391,006
Beginning balance at Dec. 31, 2023	¥ 107		(326,953)		17,291,312		(14,343)		80,615		(11,016,323)		6,014,415		499,968		6,514,383
Consolidated net loss											194,296		194,296		50,677		244,973
Issuance of ordinary shares, net of issurance cost (in shares) | shares	34,744,206	34,744,206
Issuance of ordinary shares, net of issurance cost	¥ 2				(2)
Acquistion of noncontrolling interest					1,152								1,152				1,152
Appropriation of dividend															(26,272)		(26,272)
Share-based compensation					105,104								105,104				105,104
Shares from bonus conversion (in shares) | shares	12,766,902	12,766,902
Shares from bonus conversion					23,269								23,269				23,269
Appropriation of statutory reserves									13,661		(13,661)
Reissuance of treasury stock for share option exercise and restricted share units vested shares | shares	23,618,106	23,618,106
Reissuance of treasury stock for share option exercise and restricted share units vested			163,880		(163,880)
Restricted share units vested (shares) | shares	10,918,032	10,918,032
Settlement of restricted share units by reissuance of treasury stock (in shares) | shares	(23,684,934)	(23,684,934)
Fair value due to instrument-specific credit changes							(7,109)						(7,109)				(7,109)	$ (1,013)
Unrealized gain on available-for-sale debt securities							28						28				28	4
Foreign exchange difference							5,336						5,336				5,336
Ending Balance (in shares) at Sep. 30, 2024 | shares	1,602,753,318	1,602,753,318
Ending balance at Sep. 30, 2024	¥ 109	$ 16	¥ (163,073)	$ (23,238)	¥ 17,256,955	$ 2,459,096	¥ (16,088)	$ (2,293)	¥ 94,276	$ 13,434	¥ (10,835,688)	$ (1,544,073)	¥ 6,336,491	$ 902,942	¥ 524,373	$ 74,723	¥ 6,860,864	$ 977,665